COMPLAINTS BROUGHT AGAINST THE GROUP AND OTHERS IN THE UNITED STATES	12 Months Ended
Dec. 31, 2023
Disclosure Of Claims And Benefits Paid Explanatory [Abstract]
COMPLAINTS BROUGHT AGAINST THE GROUP AND OTHERS IN THE UNITED STATES	COMPLAINTS BROUGHT AGAINST THE GROUP AND OTHERS IN THE UNITED STATES
During 2018, two lawsuits were brought in the United States (“USA”) against the Group, its directors and some of its first-line managers and the controlling shareholder at the time of the Company’s initial public offering in 2017 (“Initial Public Offering” or “IPO”), one in federal court and the other in the state of New York.
Regarding the lawsuit filed in federal jurisdiction, after various motions from the parties, on April 27, 2020, the Court sustained the motion to dismiss filed by the Group. Finally, on July 21, 2020, the plaintiffs voluntarily withdrew the appeal filed against the judgment of first instance that fully sustained the motion to dismiss submitted by the Group. Accordingly, a final and conclusive judgment was rendered in favor of the Group and the rest of the defendants, and the lawsuit came to an end.
Regarding the state class action (Kohl v. Loma Negra CIASA, et al. -Index No. 653114/2018 - Supreme Court of the State of New York, County of New York), the complaint was filed with the state courts of New York in June 2018 by Dan Kohl –a shareholder who acquired ADSs issued by the Company during its 2017 initial public offering. The banks that placed the ADSs have also been sued. In the complaint, the plaintiff alleges assumed violations of the US Federal Securities Law on grounds of allegedly false representations contained in the Offering Memorandum and/or failure to include relevant information. On March 13, 2019, the Company filed a motion to dismiss the lawsuit, which, after various instances, resulted in a partially favourable ruling for the Group dated June 1, 2021. This ruling narrowed down the grounds on which the case could proceed according to the plaintiff's allegations, leaving only two points out of all the claims to be addressed in the discovery process: (i) whether there were indeed irregularities on the part of an affiliate of the Group, and (ii) whether it is true that there was a slowdown in payments for public works at the time of the IPO.
In addition, on January 11, 2021, the plaintiff requested to certify the case as a class action, which, after various submissions from the parties, was granted by the court on December 2, 2021.
On January 6, 2022, the case was reassigned from Judge Schecter to another judge in the Commercial Division of the New York Supreme Court, Judge Borrok.
On October 11, 2023, we entered into a proposed agreement with the lead plaintiff which received the preliminary approval from the New York State Court on November 30, 2023. On April 10, 2024 the final approval by the New York State Court was granted. The completion of the Settlement is contingent on a final class payment, to be made before October 11, 2024, which is covered by our Directors and Officers (D&O) insurance policies. Once such payment has been made, the New York State Court should issue the final judgment and the case will end
The Agreement does not contain any admission or acknowledgment of guilt for wrongful conduct by Loma Negra or other defendants in the class action, and it includes a release of all claims.
The material payment obligations under the agreement are covered by insurance policies contracted by the Company, with a significant portion of the Agreement amount having been paid in December 2023, which is deposited in the court’s escrow accounts. There is still an additional payment that must be made 365 days from the signing of the Agreement.
Due to the Group having signed the agreement reached with the lead plaintiff, which was finally approved by the Court, a provision has been recorded for the final committed payment and a credit for the coverage of the insurance policies contracted regarding said payment.